SCHEDULE OF EQUIPMENT-NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Equipment	$ 15,000	$ 15,000
Less: accumulated depreciation	(15,000)	(15,000)
Total property and equipment